Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Common Stock		Additional paid-in capital	Accumulated deficit (Retained Earnings)	Statutory reserves	Accumulated Other Comprehensive Loss	Non- controlling Interests	Treasury shares	Total
Balance at Dec. 31, 2024		$ 47,251	[1]	$ 139,712,207	$ 72,517,990	$ 13,229,313	$ (17,491,069)	$ 4,366,430	$ (1,253,012)	$ 211,129,110
Balance (in Shares) at Dec. 31, 2024	[1]	236,255
Balance (in Shares) at Dec. 31, 2024									(186,738)
Net income(loss)			[1]		(69,993,792)			3,277		(69,990,515)
Statutory reserves			[1]		(359,601)	359,601
Treasury shares			[1]						$ 524,733	524,733
Treasury shares (in Shares)
Shares issued for shares-based compensation		$ 2,600	[1]	1,555,600						1,558,200
Shares issued for shares-based compensation (in Shares)	[1]	13,000
Foreign currency adjustment			[1]				4,045,874	41		4,045,915
Balance at Jun. 30, 2025		$ 49,851	[1]	141,267,807	2,164,597	13,588,914	(13,445,195)	4,369,748	$ (728,279)	147,267,443
Balance (in Shares) at Jun. 30, 2025	[1]	249,255
Balance (in Shares) at Jun. 30, 2025									(186,738)
Balance at Dec. 31, 2025		$ 49,851	[1]	141,267,807	(135,161,786)				$ (1,469,517)	4,686,355
Balance (in Shares) at Dec. 31, 2025	[1]	249,255
Balance (in Shares) at Dec. 31, 2025									(186,738)
Net income(loss)			[1]		599,039					599,039
Share-based compensation			[1]	190,472						190,472
Reissuance of treasury shares for share-based compensations			[1]	(190,472)	(1,279,045)				$ 1,469,517
Reissuance of treasury shares for share-based compensations (in Shares)									186,738
Shares issued for adjustments to reverse stock split		$ 16	[1]	(16)
Shares issued for adjustments to reverse stock split (in Shares)	[1]	82
Adjustment Due to Change in Par Value		$ (49,842)	[1]	49,842
Issuance of Class A common shares in private placement		$ 300	[1]	23,999,700						24,000,000
Issuance of Class A common shares in private placement 9in Shares)	[1]	3,000,000
Balance at Jun. 30, 2026		$ 325	[1]	$ 165,317,333	$ (135,841,792)					$ 29,475,866
Balance (in Shares) at Jun. 30, 2026	[1]	3,249,337
Balance (in Shares) at Jun. 30, 2026

[1]	The financial statements give retroactive effect to the 1-for-20 reverse share split effected on April 27, 2026.